SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Statement of compliance
The Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed the accounting policies set out below in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"). These accounting policies have been applied consistently for all periods presented in these financial statements.

Functional and presentation currency
Functional and presentation currency
The Financial Statements are presented in Canadian dollars. All financial information presented in Canadian dollars has been disclosed in millions, except where noted. The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in Other Comprehensive Income.

Use of estimates and judgments
Use of estimates and judgments
The preparation of the Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on the circumstances and estimates at the date of the financial statements and affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The following judgment and estimation uncertainties are those management considers material to the Company's financial statements:
Judgments
(i) Business combinations
Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make judgments about future possible events. The assumptions with respect to determining the fair value of property, plant and equipment, intangible assets and liabilities acquired, as well as the determination of deferred taxes, generally require the most judgment.
(ii) Depreciation and amortization
Depreciation and amortization of property, plant and equipment and intangible assets are based on management's judgment of the most appropriate method to reflect the pattern of an asset's future economic benefit expected to be consumed by the Company. Among other factors, these judgments are based on industry standards and historical experience.
(iii) Impairment
Assessment of impairment is based on management's judgment of whether there are sufficient internal and external factors that would indicate that an asset, investment or cash generating unit ("CGU"), or group of CGU's are impaired. The determination of a CGU is also based on management's judgment and is an assessment of the smallest group of assets that generate cash inflows independently of other assets. The asset composition of a CGU can directly impact the recoverability of the assets included therein. In assessing the recoverability, each CGU's carrying value is compared to its recoverable amount, defined as the greater of fair value less costs to sell and value in use.
(iv) Assessment of joint control over joint arrangements
Jointly controlled arrangements which entitle the Company to the rights of the net assets to the arrangement are accounted for using the equity method. The determination of joint control requires judgment about the influence the Company has over the financial and operating decisions of the arrangement and the extent of the benefits it obtains based on the facts and circumstances of the arrangement during the reporting period. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Estimates
(i) Business combinations
Estimates of future cash flows, forecast prices, interest rates, discount rates, cost, market values and useful lives are made in determining the fair value of assets acquired and liabilities assumed. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities, intangible assets, goodwill and deferred taxes in the purchase price equation. Future earnings can be affected as a result of changes in future depreciation and amortization, asset or goodwill impairment.
(ii) Provisions and contingencies
Provisions recognized are based on management's judgment about timing, scope and amount of assets and liabilities. Management uses judgment in determining the likelihood of realization of contingent assets and liabilities to determine the outcome of contingencies.
Based on the long-term nature of the decommissioning provision, the most significant uncertainties in estimating the provision are the discount and inflation rates used, the costs that will be incurred and the timing of when these costs will occur.
(iii) Deferred taxes
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed.
(iv) Depreciation and amortization
Estimated useful lives of property, plant and equipment and intangible assets are based on management's assumptions and estimates of the physical useful lives of the assets, the economic lives, which may be associated with the reserve lives and commodity type of the production area, in addition to the estimated residual value.
(v) Impairment tests
Impairment tests include management's best estimates of future cash flows and discount rates.

Basis of consolidation
Basis of consolidation
i) Business combinations
The Company measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the fair value of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in earnings.
The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.
Non-controlling interests represent equity interests in subsidiaries owned by outside parties. The share of net assets of subsidiaries attributable to non-controlling interests is presented as a separate component of equity. Their share of net income and other comprehensive income is also recognized in this separate component of equity. Changes in the Company's ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions. Adjustments to non-controlling interests are based on a proportionate amount of the net assets of the subsidiary. No adjustments are made to goodwill and no gain or loss is recognized in earnings.
Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.
ii) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by the Company. The financial results of subsidiaries are included in the Financial Statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are aligned with the policies adopted by the Company.
iii) Investments in associates
Associates are those entities in which the Company has significant influence and thereby has the power to participate in the financial and operational decisions, but does not control or jointly control the investee. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity.
The Financial Statements include the Company's share of the earnings and other comprehensive income, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases. The Company's investments in associates are accounted for using the equity method and are recognized initially at cost, including transaction costs.
When the Company's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.
iv) Joint arrangements
Joint arrangements represent activities where the Company has joint control established by a contractual agreement. Joint control requires unanimous consent for the relevant financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.
For a joint operation, the consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues, expenses and cash flows of the arrangement with items of a similar nature on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost, or fair value if acquired as part of a business combination. Joint ventures are adjusted thereafter for the post-acquisition change in the Company's share of the equity accounted investment's net assets. The Company's consolidated financial statements include its share of the equity accounted investment's profit or loss and other comprehensive income, until the date that joint control ceases. Distributions from Investments in Equity Accounted Investees are recognized when received.
Acquisition of an incremental ownership in a joint arrangement where the Company maintains joint control is recorded at cost or fair value if acquired as part of a business combination. Where the Company has a partial disposal, including a deemed disposal, of a joint arrangement and maintains joint control, the resulting gains or losses are recorded in earnings at the time of disposal.
Determining the type of joint arrangement as either joint operation or joint venture is based on management's judgment of whether it has rights to the net assets, or rights to the assets and obligations for the liabilities of the jointly controlled entity. The considerations include, but are not limited to, whether the legal form and contractual arrangements give the entity direct rights to the assets and obligations for the liabilities within the normal course of business. Other facts and circumstances are also assessed by management, including the entity's rights to the economic benefits of assets and its involvement and responsibility for settling liabilities associated with the arrangement.
v) Transactions eliminated on consolidation
Balances and transactions, and any unrealized revenue and expenses arising from intersegment transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investments in equity accounted investees are eliminated against the investment to the extent of the Company's interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
vi) Foreign currency
Transactions in foreign currencies are translated to the Company's functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the Company's functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.
Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
Foreign currency differences arising on retranslation are recognized in earnings, with the exception of foreign exchange differences arising on translation of subsidiaries or investments in equity accounted investees whose functional currencies are other than the Canadian dollar which are included in Other Comprehensive Income.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash balances, call deposits and short-term investments with original maturities of ninety days or less that are subject to an insignificant risk of changes in their fair value, and are used by the Company in the management of its short-term commitments.

Trade and other receivables
Trade and other receivables
Trade and other receivables are financial assets with fixed or determinable payments that are not quoted in an active market.
Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method less any impairment losses.

Inventories
Inventories
Inventories are measured at the lower of cost and net realizable value and consist primarily of crude oil, NGL and spare parts. The cost of inventories is determined using the weighted average costing method and includes direct purchase costs and when applicable, costs of production, extraction, fractionation, and transportation. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs. All changes in the value of the inventories are reflected in inventories and cost of sales.

Financial instruments
Financial instruments
Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
i) Non-derivative financial assets
The Company initially recognizes loans, receivables and deposits on the date that they are originated. All other financial assets are recognized on the trade date at which the Company becomes a party to the contractual provisions of the instrument.
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability. On derecognition, the difference between the carrying amount of the financial asset and the consideration received is recognized in earnings.
The Company classifies non-derivative financial assets into the following categories:
Financial assets at amortized cost
A financial asset is classified in this category if the asset is held within a business model whose objective is to collect contractual cash flows and on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized costs are recognized at fair value plus directly attributable transaction costs. Subsequent to initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any impairment losses.
Financial assets at fair value through other comprehensive income
A financial asset is classified in this category if the asset is held within a business model whose objective is met by both collecting contractual cash flows and selling financial assets. The Company did not have any financial assets classified as fair value through other comprehensive income during the years covered in these financial statements.
Financial assets at fair value through profit or loss
A financial asset is classified in this category if it is not classified as a financial asset at amortized cost or a financial asset at fair value through other comprehensive income, or it is an equity instrument designated as such on initial recognition. The Company did not have any non-derivative financial assets classified as fair value through profit or loss during the years covered in these financial statements.
ii) Non-derivative financial liabilities
The Company initially recognizes financial liabilities on the trade date at which the Company becomes a party to the contractual provisions of the instrument.
The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. On derecognition, the difference between the carrying value of the liability and the consideration paid, including any non-cash assets transferred or liabilities assumes, is recognized in earnings.
The Company records a modification or exchange of an existing liability as a derecognition of the financial liability if the terms are substantially different, resulting in a difference of more than 10% when comparing the present value of the remaining cash flows of the existing liability to the present value of the discounted cash flow under the new terms using the original effective interest rate.
If a modification to an existing liability causes a revision to the estimated payments of the liability but is not treated as a derecognition, the Company adjusts the gross carrying amount of the liability to the present value of the estimated contractual cash flows using the instrument’s original effective interest rate, with the difference recorded in earnings.
The Company's non-derivative financial liabilities are comprised of the following: bank overdrafts, trade payables and accrued liabilities, taxes payable, dividends payable, loans and borrowings including finance lease obligations, other liabilities and the liability component of convertible debentures.
Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
Bank overdrafts that are repayable on demand and form an integral part of the Company's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.
iii) Common share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.
iv) Preferred share capital
Preferred shares are classified as equity because they bear discretionary dividends and do not contain any obligations to deliver cash or other financial assets. Discretionary dividends are recognized as equity distributions on approval by the Company's Board of Directors. Incremental costs directly attributable to the issue of preferred shares are recognized as a deduction from equity, net of any tax effects.
v) Compound financial instruments
The Company's convertible debentures are compound financial instruments consisting of a financial liability and an embedded conversion feature. In accordance with IAS 39, the embedded derivatives are required to be separated from the host contracts and accounted for as stand-alone instruments.
Debentures containing a cash conversion option allow Pembina to pay cash to the converting holder of the debentures, at the option of the Company. As such, the conversion feature is presented as a financial derivative liability within long-term derivative financial instruments. Debentures without a cash conversion option are settled in shares on conversion, and therefore the conversion feature is presented within equity, in accordance with its contractual substance.
On initial recognition and at each reporting date, the embedded conversion feature is measured at fair value using an option pricing model. Subsequent to initial recognition, any unrealized gains or losses arising from fair value changes are recognized through earnings in the statement of earnings and comprehensive income at each reporting date. If the conversion feature is included in equity, it is not remeasured subsequent to initial recognition. On initial recognition, the debt component, net of issue costs, is recorded as a financial liability and accounted for at amortized cost. Subsequent to initial recognition, the debt component is accreted to the face value of the debentures using the effective interest rate method. Upon conversion, the corresponding portions of the debt and equity are removed from those captions and transferred to share capital.
vi) Derivative financial instruments
The Company holds derivative financial instruments to manage its interest rate, commodity, power costs and foreign exchange risk exposures as well as a cash conversion features on convertible debentures and a redemption liability. Embedded derivatives are separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative meet the definition of a derivative, and the combined instrument is not measured at fair value through earnings. Derivatives are recognized initially at fair value with attributable transaction costs recognized in earnings as incurred. Subsequent to initial recognition, derivatives are measured at fair value and changes in non-commodity-related derivatives are recognized immediately in earnings as part of net finance costs and changes in commodity-related derivatives are recognized immediately in earnings.

Property, plant and equipment
Property, plant and equipment
i) Recognition and measurement
Items of property, plant and equipment are measured initially at cost, unless they are acquired as part of a business combination in which case they are initially measured at fair value. Thereafter, property, plant and equipment are recorded net of accumulated depreciation and accumulated impairment losses.
Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, estimated decommissioning provisions and borrowing costs on qualifying assets.
Cost may also include any gain or loss realized on foreign currency transactions directly attributable to the purchase or construction of property, plant and equipment. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components of property, plant and equipment.
The gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized within other expense or income in earnings.
ii) Subsequent costs
The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized and recorded as depreciation expense. The cost of maintenance and repair expenses of the property, plant and equipment are recognized in earnings as incurred.
iii) Depreciation
Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of the asset, that component is depreciated separately. Land and linefill are not depreciated.
Depreciation is recognized in earnings on a straight line or declining balance basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.
Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.
Depreciation methods, useful lives, economic lives and residual values are reviewed annually and adjusted if appropriate.

Intangible assets
Intangible assets
i) Goodwill
Goodwill that arises upon acquisitions is included in intangible assets and goodwill. See Note 4(a)(i) for the policy on measurement of goodwill at initial recognition.
Subsequent measurement
Goodwill is measured at cost less accumulated impairment losses.
In respect of investments in equity accounted investees, goodwill is included in the carrying amount of the investment, and an impairment loss on such an investment is allocated to the investment and not to any asset, including goodwill, that forms the carrying amount of the investment in equity accounted investee.
ii) Other intangible assets
Other intangible assets acquired individually by the Company are initially recognized and measured at cost, unless they are acquired as part of a business combination in which case they are initially measured at fair value. Thereafter, intangible assets with finite useful lives are recorded net of accumulated amortization and accumulated impairment losses.
iii) Subsequent expenditures
Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in earnings as incurred.
iv) Amortization
Amortization is based on the cost of an asset less its residual value.
Amortization is recognized in earnings over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use.
Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate.

Leases
Leased assets
Leases which the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. The leased asset is initially recognized at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.
Other leases are operating leases and are not recognized in the Company's statement of financial position.
i. Lease payments
Payments made under operating leases are recognized in earnings on a straight-line basis over the term of the lease. Lease incentives received are deferred and recognized over the term of the lease.
Minimum lease payments made under finance leases are apportioned between the finance cost and the reduction of the outstanding liability. The finance cost is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent lease payments are accounted for by revising the minimum lease payments over the remaining life.
i) Determining whether an arrangement contains a lease
At inception of an arrangement, the Company determines whether such an arrangement is or contains a lease. A specific asset is the subject of a lease if fulfilment of the arrangement is dependent on the use of that specified asset. An arrangement conveys the right to use the asset if the arrangement conveys to a lessee the right to control the use of the underlying asset.
At inception or upon reassessment of the arrangement, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Company concludes, for a finance lease, that it is impracticable to separate the payments reliably, an asset and liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognized using the Company's incremental borrowing rate.

Impairment
Impairment
i) Non-derivative financial assets
Impairment of financial assets carried at amortized cost is assessed using the lifetime expected credit loss of the financial asset at initial recognition and throughout the life of the financial asset.
The Company uses a loss allowance matrix determine the impairment loss allowance for trade receivables. In determining the loss allowance matrix, the Company uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management's judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.
Impairment losses are recognized in earnings and reflected as a reduction in the related receivable.
ii) Non-financial assets
The carrying amounts of the Company's non-financial assets, other than inventory, assets arising from employee benefits and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
For goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated annually in connection with the annual goodwill impairment test. An impairment loss is recognized if the carrying amount of an asset or its related CGU exceeds its estimated recoverable amount.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. CGUs may incorporate integrated assets from multiple operating segments. For the purpose of goodwill impairment testing, CGUs are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal purposes. Goodwill acquired in a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The Company's corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.
Impairment losses are recognized in earnings. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Goodwill that forms part of the carrying amount of an investment in an equity accounted investee is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment is tested for impairment as a single asset when there is objective evidence that the equity accounted investee may be impaired, unless the equity accounted investee does not generate cash flows that are largely independent of those from other assets of the entity in which case it is combined in a CGU with the related assets.

Employee benefits
Employee benefits
i) Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in earnings in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan due more than twelve months after the end of the period in which the employees render the service are discounted to their present value.
ii) Defined benefit pension plans
A defined benefit pension plan is a post-employment benefit plan other than a defined contribution plan. The Company's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounted to determine its present value, less the fair value of any plan assets. The discount rate used to determine the present value is established by referencing market yields on high-quality corporate bonds on the measurement date with cash flows that match the timing and amount of expected benefits.
The calculation is performed, at a minimum, every three years by a qualified actuary using the actuarial cost method. When the calculation results in a benefit to the Company, the recognized asset is limited to the present value of economic benefits available in the form of future expenses payable from the plan, any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Company. An economic benefit is available to the Company if it is realizable during the life of the plan or on settlement of the plan liabilities.
When the benefits of a plan are improved, the portion of the increased benefit relating to past service by employees is recognized in earnings immediately.
The Company recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income and expenses related to defined benefit plans in personnel expenses in earnings.
The Company recognizes gains or losses on the curtailment or settlement of a defined benefit plan when the curtailment or settlement occurs. The gain or loss on curtailment comprises any resulting change in the fair value of plan assets, change in the present value of defined benefit obligation and any related actuarial gains or losses and past service cost that had not previously been recognized.
iii) Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid under short-term cash bonus if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
iv) Share-based payment transactions
For equity settled share-based payment plans, the fair value of the share-based payment at grant date is recognized as an expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.
For cash settled share-based payment plans, the fair value of the amount payable to employees is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as an expense in earnings.

Provisions
Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Provisions are remeasured at each reporting date based on the best estimate of the settlement amount. The unwinding of the discount rate is recognized as accretion in finance costs.

Decommissioning obligation
Decommissioning obligation
The Company's activities give rise to dismantling, decommissioning and site disturbance remediation activities. A provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.
Decommissioning obligations are measured at the present value, based on a risk-free rate, of management's best estimate of expenditure required to settle the obligation at the balance sheet date. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time, changes in the risk-free rate and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as accretion in finance costs whereas increases or decreases due to changes in the estimated future cash flows or risk-free rate are added to or deducted from the cost of the related asset.

Revenue
Revenue
Revenue in the course of ordinary activities is measured at the fair value of the consideration received or receivable. Revenue is recognized when persuasive evidence exists that the significant risks and rewards of ownership have been transferred to the customer or the service has been provided, recovery of the consideration is probable, the associated costs can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably.
The timing of the transfer of significant risks and rewards varies depending on the individual terms of the sales or service agreement. For product sales, transfer of significant risks and rewards usually occurs when the product is delivered to a customer. For pipeline transportation revenues, storage revenues and processing revenues, transfer of significant risks and rewards usually occurs when the service is provided as per the contract with the customer. For rate or contractually regulated pipeline operations, revenue is recognized in a manner that is consistent with the underlying rate design as mandated by agreement or regulatory authority.
Certain commodity buy/sell arrangements where the risks and rewards of ownership have not transferred are recognized on a net basis in earnings.

Finance income and finance costs
Finance income and finance costs
Finance income comprises interest income on funds deposited and invested, gains on non-commodity-related derivatives measured at fair value through earnings and foreign exchange gains. Interest income is recognized as it accrues in earnings, using the effective interest rate method.
Finance costs comprise interest expense on loans and borrowings and convertible debentures, accretion on provisions, losses on disposal of available for sale financial assets, losses on non-commodity-related derivatives, impairment losses recognized on financial assets (other than trade and other receivables) and foreign exchange losses.
Borrowing costs that are not directly attributable to the acquisition or construction of a qualifying asset are recognized in earnings using the effective interest rate method.

Income tax
Income tax
Income tax expense comprises current and deferred tax. Current and deferred taxes are recognized in earnings except to the extent that it relates to a business combination, or items are recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable earnings;

•	temporary differences relating to investments in subsidiaries and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
In determining the amount of current and deferred tax, the Company takes into account income tax exposures and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Earnings per common share
Earnings per common share
The Company presents basic and diluted earnings per common share ("EPS") data for its common shares. Basic EPS is calculated by dividing the earnings attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. To calculate earnings attributable to common shareholders, earnings are adjusted for accumulated preferred dividends. Diluted EPS is determined by adjusting the earnings attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise convertible debentures and share options granted to employees ("Convertible Instruments"). Only outstanding and Convertible Instruments that will have a dilutive effect are included in fully diluted calculations.
The dilutive effect of Convertible Instruments is determined whereby outstanding Convertible Instruments at the end of the period are assumed to have been converted at the beginning of the period or at the time issued if issued during the year. Amounts charged to earnings relating to the outstanding Convertible Instruments are added back to earnings for the diluted calculations. The shares issued upon conversion are included in the denominator of per share basic calculations for the date of issue.

Segment reporting
Segment reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. All operating segments' operating results are reviewed regularly by the Company's Chief Executive Officer ("CEO"), Chief Financial Officer ("CFO") and other Senior Vice Presidents ("SVPs") to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the CEO, CFO and other SVPs include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, corporate general and administrative expenses, finance income and costs, and income tax assets and liabilities.

New standards and interpretations not yet adopted
New standards and interpretations not yet adopted
Certain new standards, interpretations, amendments and improvements to existing standards were issued by the IASB or IFRIC and are effective for accounting periods beginning after January 1, 2017. These standards have not been applied in preparing these Financial Statements. Those which may be relevant to Pembina are described below:
IFRS 15 Revenue from Contracts with Customers
In May 2014, the International Accounting Standards Board issued IFRS 15 Revenue from contracts with customers, which supersedes existing revenue guidance, effective for periods beginning on or after January 1, 2018. IFRS 15 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model outlines a five step analysis to assess contracts which involves identifying the contract, identifying the performance obligations, determining the transaction price, allocating the transaction price to the performance obligations and recognizing revenue when or as the entity satisfies a performance obligation. Detailed guidance is also provided on a number of areas for which there was no previous guidance, including contract costs and contract modifications. In April 2016, the IASB issued Clarifications to IFRS 15, Revenue from Contracts with Customers, which is effective at the same time as IFRS 15, and provides additional guidance on the five step analysis and transition.
The Company is on track to adopt IFRS 15 and the clarifications on the January 1, 2018 effective date. On transition, the standard permits either a full retrospective approach with restatement of all prior periods presented or a modified retrospective approach where the cumulative effect of initially applying the new standard is recognized as an adjustment to opening retained earnings in the period of adoption. The Company has tentatively decided to adopt IFRS 15 using the full retrospective approach.
The Company has completed a detailed implementation plan, identified revenue streams and major contract types. Within each identified revenue stream, the Company has substantively reviewed and analyzed the revenue contracts in accordance with the five steps. The Company has also assessed the impact of the new standard on its systems and processes.
Based on the assessments completed to date, the Company has determined that the application of the new standard will result in a change to the timing and pattern of revenue recognition, specifically with respect to certain long term Take or Pay ("ToP)" revenue contracts with make-up rights in our Conventional Pipelines and Gas Services businesses. The change in timing of revenue recognition for ToP revenue contracts will be a result of revenues being recognized based on the volumes flowed or processed rather than when the service capacity is provided for long term ToP contracts with make-up rights. Under long term ToP contracts, customers are committed to meet minimum volume or revenue commitments. Make-up rights arise when a customer does not meet its minimum ToP volume or revenue commitment in a certain period, but is contractually permitted to use future volumes or revenues to meet past ToP commitments. These make-up rights are subject to expiry and have varying conditions associated with them. Depending on the specific conditions and terms of the make-up rights, revenue recognition may be deferred early in a contract year when certain make-up rights are outstanding and recognized later in the contract year once these make-up rights are used, expire, or it is determined to be remote that a customer will use them. While this change is not expected to have a material impact on annual revenue, it is expected to result in a change in timing for quarterly revenue recognition (i.e. potentially lower revenue in the first and second quarters with higher revenue in the third and fourth quarters). There will be no impact on the timing of cash flow.
In addition, IFRS 15 will result in significant changes to disclosures based on the additional requirements outlined in the standard. These disclosures include the identification of significant judgments that have been made in applying the standard, information on changes to contract assets and liabilities, and details regarding how the Company recognizes revenue including performance obligations identified, determination of transaction price, and how the transaction price has been allocated to performance obligations. IFRS 15 also requires the disclosure of the amount of the transaction price that has been allocated to remaining unsatisfied performance obligations. This disclosure will primarily impact long-term contracts with ToP contract terms.
The Company has determined that there will be no material impact on existing systems on implementation of IFRS 15, however, new processes and controls are being designed and will be implemented as needed with respect to revenue recognition for impacted ToP contracts and to meet disclosure requirements.

IFRS 16 Leases
IFRS 16 Leases is effective for annual periods beginning on or after January 1, 2019. The new standard results in substantially all lessee leases being recorded on the statement of financial position.
The Company intends to adopt IFRS 16 for the annual period beginning on January 1, 2019. The Company is currently evaluating the impact that the standard will have on its results of operations and financial position.

Determination of fair values
A number of the Company's accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
i) Property, plant and equipment
The fair value of property, plant and equipment recognized as a result of a business combination or transferred from a customer is based on market values when available, income approach and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.
ii) Intangible assets
The fair value of intangible assets acquired in a business combination is determined by an active market value or using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.
The fair value of other intangible assets is based on the discounted cash flows expected to be derived from the use and eventual sale of the assets.
iii) Derivatives
Fair value of derivatives are estimated by reference to independent monthly forward prices, interest rate yield curves, currency rates and quoted market prices per share at the period ends.
Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the company, entity and counterparty when appropriate.
iv) Non-derivative financial assets and liabilities
Fair value, which is determined for disclosure purposes, is calculated based on the present value of estimated future principal and interest cash flows, discounted at the market rate of interest at the reporting date. In respect of the convertible debentures, the fair value is determined by the market price of the convertible debenture on the reporting date. For finance leases, the market rate of interest is determined by reference to similar lease agreements. For other financial liabilities where market rates are not readily available, a risk adjusted market rate is used which incorporates the nature of the instrument as well as the risk associated with the underlying cash payments.
v) Share-based compensation transactions
The fair value of employee share options is measured using the Black-Scholes formula on grant date. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, expected forfeitures and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions are not taken into account in determining fair value.
The fair value of the long-term share unit award incentive plan and associated distribution units are measured based on the volume-weighted average price for 20 days ending at the reporting date of the Company's shares.
vi) Finance lease assets
The fair value of finance lease assets is based on market values at the inception date.